RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 3,515,003	$ 0	$ 3,749,502
Related Party Transaction Two [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		0	4,897,310
Related Party Transaction Three [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	18,824,034
Related Party Transaction Four [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	581,522	0
Related Party Transaction Five [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	9,377,044	0
Related Party Transaction Six [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	85,995,602	30,529,912	5,356,432
Related Party Transaction Seven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	43,585,084	0
Related Party Transaction Eight [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	2,907,611	0
Related Party Transaction Nine [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	2,906,755	2,810,147	0
Related Party Transaction Ten [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	25,426,525
Related Party Transaction Eleven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	1,566,558	2,945,584	0
Related Party Transaction Twelve [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 7,819,086	$ 0	$ 0